INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other (1)	Total
Gross carrying amount
Balance at January 1, 2023	$2,432	$15,718	$4,754	$3,387	$1,277	$27,568
Additions	249	—	259	9	71	588
Acquisitions through business combinations	—	65	1		8	74
Dispositions	(3)	(888)	(1,989)	(360)	(245)	(3,485)
Foreign currency translation	202	196	49	34	16	497
Balance at December 31, 2023	$2,880	$15,091	$3,074	$3,070	$1,127	$25,242
Additions	113	—	183	10	67	373
Acquisitions through business combinations	—	9	11	1	—	21
Dispositions	(1)	(255)	(153)	(69)	(118)	(596)
Foreign currency translation	(734)	(303)	(118)	(114)	(22)	(1,291)
Balance at December 31, 2024	$2,258	$14,542	$2,997	$2,898	$1,054	$23,749
Accumulated amortization and impairment
Balance at January 1, 2023	$(337)	$(1,916)	$(1,099)	$(122)	$(141)	$(3,615)
Amortization and impairment expense	(85)	(1,022)	(479)	(89)	(55)	(1,730)
Dispositions	—	254	694	11	79	1,038
Foreign currency translation	(47)	(36)	3	(7)	(2)	(89)
Balances at December 31, 2023	$(469)	$(2,720)	$(881)	$(207)	$(119)	$(4,396)
Amortization and impairment expense	(108)	(949)	(391)	(73)	(69)	(1,590)
Dispositions	1	141	77	41	29	289
Foreign currency translation	123	85	39	8	10	265
Balance at December 31, 2024	$(453)	$(3,443)	$(1,156)	$(231)	$(149)	$(5,432)
Net book value
December 31, 2023	$2,411	$12,371	$2,193	$2,863	$1,008	$20,846
December 31, 2024	$1,805	$11,099	$1,841	$2,667	$905	$18,317
____________________________________
(1)Brands and trademarks include indefinite life intangible assets with a carrying value of $2,071 million (2023: $2,151 million) primarily in the partnership’s infrastructure services and industrials segments. Other includes indefinite life intangible assets with a carrying value of $307 million associated with the partnership’s contractual rights to manage certain perpetual open-ended investment funds within the partnership’s Australian asset manager and lender.

The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have an average remaining term of 22 years at which point the underlying concession assets will be returned to the various grantors.
The proprietary technology within the partnership pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the partnership’s operations that have the potential to provide competitive advantage and product differentiation. This relates to technology within the partnership’s advanced energy storage operation, engineered components manufacturing operation and dealer software and technology services operation, assessed to have estimated useful lives ranging between 5 to 15 years. These intangible assets were valued at the date of acquisition using the relief from royalty method.
The brand names and trademarks acquired by the partnership through acquisitions pertain to trade names which carry strong reputations in their respective industries and positive brand recognition. These relate to brand names and trademarks from the acquisitions of the partnership’s dealer software and technology services operation, modular building leasing services, advanced energy storage operation, engineered components manufacturing operation, fleet management and car rental services and lottery services operation. The brand names were valued at the date of acquisition using the relief from royalty method. As at December 31, 2024, $2,071 million of the partnership’s brand names and trademarks have indefinite useful lives, and the remainder were assessed to have estimated useful lives ranging between 10 to 40 years.
Customer relationships pertain to strong and continuing relationships with many of the partnership’s customers which contribute to the revenues and cash flows generated by the partnership’s respective operations. The partnership has recognized customer relationships from acquisitions of the partnership’s modular building leasing services, lottery services operation, advanced energy storage operation, dealer software and technology services operation and engineered components manufacturing operation. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationships acquired were assessed to have estimated useful lives ranging between 10 to 20 years.